KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Key Management Compensation [Abstract]
Disclosure of detailed information about management compensation [Table Text Block]
For the year ended December 31,	2021	2020
	$	$
Salaries and director fees	1,580,676	968,769
Share-based payments	1,128,330	520,255

KEY MANAGEMENT COMPENSATION	2,709,006	1,489,024